Note 23 - Business Segments - Profit and Assets for the Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income – external customers	$ 31,890	$ 30,381	$ 27,680
Total non-interest income	8,455	7,714	7,654
Intersegment interest income	0
Intersegment non-interest income	0	0	0
Interest expense	3,339	2,233	1,797
Provision for loan losses	(1,216)	(649)	(523)
Non-interest expense	27,105	25,387	25,254
Income tax expense	3,324	2,888	4,402
Net income	7,793	8,236	4,404
Total assets	777,639	712,315	722,685
Consolidation, Eliminations [Member]
Interest income – external customers	0	0	0
Total non-interest income	0	0	0
Intersegment interest income	(21)
Intersegment non-interest income	(8,861)	(9,022)	(5,089)
Interest expense	(21)	0	0
Provision for loan losses	0	0	0
Non-interest expense	(234)	(222)	(210)
Income tax expense	0	0	0
Net income	(8,627)	(8,800)	(4,879)
Total assets	(92,307)	(81,346)	(79,101)
Home Federal Savings Bank [Member] | Operating Segments [Member]
Interest income – external customers	31,890	30,381	27,680
Total non-interest income	8,455	7,714	7,654
Intersegment interest income	0
Intersegment non-interest income	234	222	210
Interest expense	3,360	2,233	1,491
Provision for loan losses	(1,216)	(649)	(523)
Non-interest expense	26,565	24,897	24,722
Income tax expense	3,243	3,036	4,976
Net income	8,627	8,800	4,879
Total assets	777,083	710,281	722,532
Other Segments [Member] | Operating Segments [Member]
Interest income – external customers	0	0	0
Total non-interest income	0	0	0
Intersegment interest income	21
Intersegment non-interest income	8,627	8,800	4,879
Interest expense	0	0	306
Provision for loan losses	0	0	0
Non-interest expense	774	712	742
Income tax expense	81	(148)	(574)
Net income	7,793	8,236	4,404
Total assets	$ 92,863	$ 83,380	$ 79,254